Rafferty Asset Management, LLC

1301 Avenue of the Americas (6th Avenue)

28th Floor

New York, NY 10019

March 3, 2017

VIA EDGAR

United States Securities and Exchange Commission

Division of Investment Management

100 F. Street, N.E.

Washington, D.C. 20549-1004

Re:	Direxion Funds (the “Trust”)
File Nos. 333-28697 and 811-08243

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “Act”), the Trust hereby certifies that the forms of the Prospectuses and Statements of Additional Information for the Direxion Indexed Managed Futures Strategy Fund, Direxion Indexed Commodity Strategy Fund and the Direxion Indexed CVT Strategy Fund that would have been filed under Rule 497(b) or (c) under the Act would not have differed from the documents each dated February 28, 2017, filed electronically as Post-Effective Amendment No. 181 to the Trust’s Registration Statement on Form N-1A on February 24, 2017.

If you have any questions concerning the foregoing, please contact Angela Brickl of Rafferty Asset Management, LLC at (646) 572-3463 or Stacy Fuller of K&L Gates LLP at (202) 778-9475.

Sincerely,

/s/ Angela Brickl
Angela Brickl
Secretary
Rafferty Asset Management, LLC